Cover Document	Aug. 01, 2019
Cover page.
Entity Central Index Key	0001707092
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	DLPH
Entity Incorporation, State or Country Code	Y9
Document Type	8-K/A
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	DELPHI TECHNOLOGIES PLC
Entity File Number	001-38110
Entity Tax Identification Number	98-1367514
Entity Address, Address Line One	One Angel Court
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7HJ
Entity Address, Country	GB
City Area Code	011
Country Region	44
Local Phone Number	020-305-74300
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	The purpose of this filing is solely to correct the EDGAR submission header on the Form 8-K filed August 1, 2019 (“Original Filing”) to include a reference to Item 2.02. There were no changes to the text or accompanying exhibits to the Original Filing.